Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Key Management	$ 3,098	$ 4,283
Share based payments	2,000	2,700
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Key Management	1,766	2,135
Share based payments	$ 1,332	$ 2,148